Debt - Summary of Short Term Debt Maturities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 129,172,033	$ 96,230,634	$ 6,854
Weighted average interest rate	3.31%	5.20%
Senior Notes 1 [member] | Obligations and senior notes [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 88,438,286	$ 67,365,810
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	40,722,004	28,852,364
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 11,743	$ 12,460